Interest Expense (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of interest expense [Abstract]
Senior Notes			$ 260	$ 253	$ 103
Amortization of deferred financing costs			17	15	22
Lease liabilities			8	8	8
Bank borrowings			2	0	85
Standby fee and other financing costs			13	13	11
Interest costs incurred			300	289	229
Less: interest capitalized			(21)	(9)	(4)
Interest expense, net of amounts capitalized	$ 189	$ 116	$ 279	$ 280	$ 225